Receivables, net (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing receivables, current
Recorded gross amount:
Individually evaluated for impairment	$ 463	$ 360
Collectively evaluated for impairment	413	411
Total recorded gross amount	876	771
Doubtful debt allowance:
From individual impairment evaluation	(47)	(46)
From collective impairment evaluation	(11)	(9)
Total doubtful debt allowance	(58)	(55)
Financing Receivable, Net
Recorded net amount	818	716
Aging analysis
0 - 30 days	86	77
30 - 60 days	6	7
60 - 90 days	6	6
> 90 days and not accruing interest	48	64
> 90 days and accruing interest	15	9
Not due at the end of the period	715	608
Total recorded gross amount	876	771
Trade receivables (excluding those with a contractual maturity of one year or less)
Doubtful debt allowance:
Total doubtful debt allowance	(53)	(50)	(37)
Trade receivables (excluding those with a contractual maturity of one year or less) | Financing receivables, current
Recorded gross amount:
Individually evaluated for impairment	335	252
Collectively evaluated for impairment	326	282
Total recorded gross amount	661	534
Doubtful debt allowance:
From individual impairment evaluation	(42)	(41)
From collective impairment evaluation	(11)	(9)
Total doubtful debt allowance	(53)	(50)
Financing Receivable, Net
Recorded net amount	608	484
Aging analysis
0 - 30 days	83	73
30 - 60 days	3	6
60 - 90 days	4	5
> 90 days and not accruing interest	38	49
> 90 days and accruing interest	14	6
Not due at the end of the period	519	395
Total recorded gross amount	661	534
Other receivables | Financing receivables, current
Recorded gross amount:
Individually evaluated for impairment	128	108
Collectively evaluated for impairment	87	129
Total recorded gross amount	215	237
Doubtful debt allowance:
From individual impairment evaluation	(5)	(5)
Total doubtful debt allowance	(5)	(5)
Financing Receivable, Net
Recorded net amount	210	232
Aging analysis
0 - 30 days	3	4
30 - 60 days	3	1
60 - 90 days	2	1
> 90 days and not accruing interest	10	15
> 90 days and accruing interest	1	3
Not due at the end of the period	196	213
Total recorded gross amount	$ 215	$ 237